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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

VINTAGE MUTUAL FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

DAVID W. MILES, PRESIDENT
VINTAGE MUTUAL FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

MARY DOTTERER JOHN C. MILES, ESQ.
VINTAGE MUTUAL FUNDS, INC. DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200 CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266 1900 U.S. BANK BUILDING, 233 S. 13TH STREET

LINCOLN, NEBRASKA 68508

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

Date of fiscal year end:03/31/2003

Date of reporting period:03/31/2003

ITEM 1. REPORTS TO STOCKOLDERS.

sEE THE ATTACHED ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2003.

ITEM 2. CODE OF ETHICS.

(a) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES to the REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) tHERE WAS NO AMENDMENT TO THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(D) tHERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) nOT APPLICABLE.

(F)(1) Filed as Exhibit 10 with Form N-csr.

(f)(2) Not applicable.

(f)(3) To request a free copy of the Vintage Mutual funds, Inc. code of ethics, please call 1-800-438-6375.

item 3. audit committee financial expert.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Johnson is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant's tax returns.

March 31, 2002 $114,690

March 31, 2003 $112,680

(b)NOT APPPLICABLE.

(c)See Item 4(a)

(D)nOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G)NOT APPLICABLE.

(H)NOT APPLICABLE.

ITEM 5. RESERVED.

ITEM 6. RESERVED.

ITEM 7. NOT APPLICABLE.

ITEM 8. RESERVED.

ITEM 9. CONTROLS AND PROCEDURES.

(A) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of May 15, 2003, a date within 90 days of the filing date of this report.

(B) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

  CODE OF ETHICS IS ATTACHED AS AN EXHIBIT TO THIS FILING.

  A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

  THE VINTAGE MUTUAL FUNDS, INC. MARCH 31, 2003 ANNUAL REPORT FILED MAY 29, 2003 IS INCLUDED AS AN EXHIBIT TO THIS FILING.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VINTAGE MUTUAL FUNDS, INC.

By_/s/______________________

David W. Miles, Director and President

Date: June 6, 2003

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

_/s/_______   __ President, Principal Executive Officer and Director, David W. Miles, June 6, 2003

_/s/______________________ Treasurer and Principal Financial and Accounting Officer, Amy M. Mitchell, June 6, 2003

_/s/______________________ Attorney in Fact, David W. Miles, Director, June 6, 2003